NATIXIS ETF TRUST II

May 5, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis ETF Trust II

(File Nos.: 333-235466 and 811-23500)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2025, for Natixis Vaughan Nelson Select ETF and Natixis Loomis Sayles Focused Growth ETF, each a series of Natixis ETF Trust II, do not differ from that which is contained in Post-Effective Amendment No. 9 that was filed electronically on April 29, 2025.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary